INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

The following table summarizes the Company's intangible assets, net:

	As of December 31, 2015
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	5,603	(2,967)	2,636
Domain name use right	1,558	(702)	856
Revenue sharing agreement	—	—	—
Customer relationship	12,489	(7,377)	5,112
Non-compete agreement	1,316	(553)	763
User base	5,005	(4,516)	489
Technology	12,980	(6,269)	6,711
Game	11,688	(2,183)	9,505
Licenses	2,295	(1,810)	485
Trademark	3,588	(627)	2,961
Total	56,522	(27,004)	29,518

	As of December 31, 2014
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	3,732	(2,073)	1,659
Domain name use right	1,550	(543)	1,007
Revenue sharing agreement	2,549	(1,098)	1,451
Customer relationship	14,855	(4,613)	10,242
Non-compete agreement	686	(176)	510
User base	5,311	(3,757)	1,554
Technology	14,921	(3,954)	10,967
Game	2,108	(629)	1,479
Licenses	2,435	(968)	1,467
Trademark	3,808	(254)	3,554
Total	51,955	(18,065)	33,890

The amortization expense related to intangible assets for the years ended December 31, 2013, 2014 and 2015 was US$4,735, US$11,855 and US$12,326, respectively. During 2015, intangible assets amounted to US$1,262 was included as part of the carrying value of NationSky in connection with the divestment of NationSky and US$298 of NQ Shenzhen' intangible assets was fully impaired (see Note 4).

Computer software is amortized over 5 years on average using straight-line method. Domain name (NQ.com) licensed from third party is amortized over 10 years, the same as the term of the contract, under the straight-line method.

The acquired intangible assets from business combination are recognized and measured at fair value with assistance from independent third-party valuers and are amortized as expenses using the straight-line approach over the estimated economic useful lives as follows:

Estimated weighted average useful life
Customer relationships	4.0 years
Non-compete agreement	2.6 years
User base	1.8 years
Technology	4.7 years
Game	2.9 years
Software	4.1 years
Trademark	10.0 years
License	2.8 years

The weighted-average amortization period for total net intangible assets of US$29,518, as of December 31, 2015, will be 3.24 years. As of December 31, 2015 estimated amortization expenses for future periods were expected to be as follows:

Amount
US$
For the year ending
2016	12,775
2017	7,898
2018	5,038
2019	1,835
2020	742
2021 and thereafter	1,230
Total	29,518